INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2013
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
NOTE 11: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
Navios Maritime Partners L.P.
Navios Partners (NYSE: NMM), an affiliate of the Company, is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, and chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc. (the “Manager”), from its offices in Piraeus, Greece.
In February 2013, Navios Partners completed its public offering of 5,175,000 common units, including the full exercise of the underwriters' overallotment option. Navios Holdings paid $1,494 in order to retain its 2% general partner interest. As a result, 105,613 additional general partnership units were issued in connection with this offering. Following this offering Navios Holdings' interest in Navios Partners decreased. The Company determined that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, a gain of $7,963 was recognized in “Equity in net earnings of affiliated companies”.
As of June 30, 2013, Navios Holdings holds a total of 14,223,763 common units, representing a 21.4% common interest in Navios Partners and the entire investment in Navios Partners is accounted for under the equity method.
As of June 30, 2013 and December 31, 2012, the carrying amount of the investment in Navios Partners accounted for under the equity method was $108,229 and $103,953, respectively.
As of June 30, 2013, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $47,383. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.
Dividends received during the three month periods ended June 30, 2013 and 2012 were $7,343 and $6,733, respectively, and for the six month periods ended June 30, 2013 and 2012 were $14,685 and $13,397, respectively.
Acropolis Chartering and Shipping Inc.
Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2013 and December 31, 2012, the carrying amount of the investment was $599 and $420, respectively. During the three month periods ended June 30, 2013 and 2012, the Company did not receive any dividends and during the six month periods ended June 30, 2013 and 2012, the Company received dividends of $0 and $140, respectively.
Navios Maritime Acquisition Corporation
Navios Acquisition (NYSE: NNA), an affiliate of the Company, is an owner and operator of tanker vessels focusing in the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.
In February and May 2013, Navios Acquisition completed multiple offerings, including registered direct offerings and private placements to Navios Holdings and certain members of the management of Navios Acquisition, Navios Partners and Navios Holdings. A total of 68,123,503 shares were issued. As part of these offerings, Navios Holdings purchased in private placements an aggregate of 33,982,656 shares of Navios Acquisition common stock for $110,001. Following these offerings, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition increased and its economic interest in Navios Acquisition decreased. The Company determined that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, a loss of $5,049 was recognized in “Equity in net earnings of affiliated companies”.
As of June 30, 2013, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $26,022. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.
As of June 30, 2013, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 48.2% and its economic interest in Navios Acquisition was 51.6%.
As of June 30, 2013 and December 31, 2012, the carrying amount of the investment in Navios Acquisition accounted for under the equity method was $194,252 and $92,896, respectively.
Dividends received during the three month periods ended June 30, 2013 and 2012 were $2,999 and $1,301, respectively, and for the six month periods ended June 30, 2013 and 2012 were $5,177 and $2,601, respectively.
Summarized financial information of the affiliated companies is presented below:

	June 30, 2013		December 31, 2012
	Navios	Navios	Navios	Navios
Balance Sheet	Partners	Acquisition	Partners	Acquisition
Current assets	$86,245	$131,009	$70,033	$71,795
Non-current assets	948,415	1,384,833	884,919	1,298,849
Current liabilities	26,258	50,573	60,276	67,828
Non-current liabilities	342,559	1,027,406	275,982	1,071,512

	Three Month Period Ended		Three Month Period Ended
	June 30, 2013		June 30, 2012
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$49,154	$47,057	$49,122	$35,945
Net income/(loss)	19,511	(1,536)	16,681	(1,928)

	Six Month Period Ended		Six Month Period Ended
	June 30, 2013		June 30, 2012
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$99,435	$91,229	$97,109	$71,662
Net income/(loss)	35,757	(801)	33,618	(2,716)

Investments in available-for-sale securities
During the six months ended June 30, 2013 the Company received shares of Korea Line Corporation (“KLC”) as partial compensation for the claims filed under the Korean court for all unpaid amounts by KLC in respect of the employment of the vessels. The shares were valued at fair value upon the day of receipt. As a result of the valuation, the Company recorded income of $12,511 in the statement of comprehensive income within the caption “Other income/(expense), net”. As of June 30, 2013 and December 31, 2012, the Company retained in total 314,077 and 138,479 shares, respectively, of KLC. As of June 30, 2013 and December 31, 2012, the carrying amount of the available-for-sale securities related to KLC was $17,474 and $559, respectively.
The shares received from KLC were accounted for under the guidance for available-for-sale securities. Accordingly, unrealized gains and losses on these securities are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to statements of comprehensive income. The Company has no other types of available-for-sale securities.
As of June 30, 2013 and December 31, 2012, the unrealized holding losses related to these securities included in “Accumulated Other Comprehensive Loss” were $1,358 and $558, respectively. During the six months period ended June 30, 2013 and the year ended December 31, 2012, the Company did not recognize any realized losses.